Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest And Finance Costs [Abstract]
Interest And Finance Costs Disclosure

15. Interest and finance Costs:
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Twelve-month period December 31,
	2009	2010	2011
Interest costs on long-term debt	$52,450	$30,749	$$87,505
Amortization of financing fees	4,704	5,078	23,008
Amortization of unrealized hedge reserve (Note 10.1)	0	0	9,816
Capitalized borrowing costs	(24,457)	(35,780)	(57,761)
Bank charges	6,269	1,997	2,006
Commissions and commitment fees	7,154	6,374	4,408
Total	$46,120	$8,418	$68,982